May 28, 2004


Securities and Exchange Commission
450 South Fifth Street, NW
Washington, DC  20549-1004

ATTN:      Mr. Keith O'Connell
           Document Control - EDGAR

RE:        AXP Income Series, Inc.
           Post-Effective Amendment No. 95
           File No. 2-10700/811-499

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class I Supplement for AXP Selective Fund prospectus and statement of additional information does not differ from that contained in the Registrant's Post-Effective Amendment No. 95 (Amendment). This Amendment was filed electronically on May 26, 2004.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-7981 or Anna Butskaya at (612) 671-4993.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel